Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Capital
Common Equity Tier 1 capital	[1]	$ 62,752	$ 60,631
Net Tier 1 capital	[1]	72,790	69,499
Total regulatory capital	[1]	80,908	77,708
Total loss absorbing capacity (TLAC)	[1],[2]	138,049	137,752
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1]	474,453	463,992
Leverage exposures	[3]	$ 1,622,415	$ 1,563,140
Regulatory ratios
Common Equity Tier 1 capital ratio	[1]	13.20%	13.10%
Tier 1 capital ratio	[1]	15.30%	15.00%
Total capital ratio	[1]	17.10%	16.70%
Total loss absorbing capacity ratio	[1],[2]	29.10%	29.70%
Leverage ratio	[1],[3]	4.50%	4.40%
Total loss absorbing capacity leverage ratio	[2]	8.50%	8.80%

[1]	The regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
[2]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[3]	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).